Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 27, 2021	Jan. 03, 2021	Feb. 25, 2023	Feb. 26, 2022	Feb. 27, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Ty R. Silberhorn(1)		Joseph F. Puishys(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based on		Net Income	Apogee Adjusted EBIT(7) ($ in '000s)
	Summary Compensation Table Total for Current PEO ($)	Compensation Actually Paid to Current PEO ($)(4)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Former PEO ($)(4)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	($ in '000s)	($ in '000s)
2023	4,030,529	5,040,544	—	—	1,103,978	806,179	162.99	133.20	87,900	124,281
2022	3,199,648	4,021,469	—	—	1,162,101	1,433,330	158.44	144.50	3,486	81,165
2021	1,759,313	2,067,075	4,275,337	6,149,762	960,766	1,437,708	127.65	146.85	15,436	88,614

Named Executive Officers, Footnote [Text Block]	Ty R. Silberhorn became President and Chief Executive Officer effective January 4, 2021, which was near the end of our fiscal 2021.
(2)Joseph F. Puishys served as President and Chief Executive Officer from August 22, 2011 through January 3, 2021.
(3)The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:

2023	2022	2021
Mark R. Augdahl	Nisheet Gupta	Nisheet Gupta
Curtis J. Dobler	Curtis J. Dobler	Curtis J. Dobler
Brent C. Jewell	Brent C. Jewell	Gregory J. Sachs
Nick C. Longman	Troy R. Johnson	Maureen A. Hayes
Nisheet Gupta		Brent C. Jewell

Peer Group Issuers, Footnote [Text Block]			The peer group used in this Pay Versus Performance table is the S&P SmallCap 600 Growth Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form 10-K. We selected this Index of companies with similar market capitalization because we are unable to identify a peer group of companies similar to us in size and scope of business activities or a widely recognized published industry index that accurately reflects our diverse business activities. Most of our direct competitors in our various business units are either privately owned or divisions of larger, publicly owned companies.
Adjustment To PEO Compensation, Footnote [Text Block]	The table below sets forth the amounts deducted from and added to the Summary Compensation Table total compensation to calculate CAP to Mr. Silberhorn and Mr. Puishys and average CAP to the Non-PEOs.

	2023			2022			2021
	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	4,030,529	—	1,103,978	3,199,648	—	1,162,101	1,759,313	4,275,337	960,766
Adjustments for Equity Awards
Subtract grant date values in Summary Compensation Table	(1,469,984)	—	(361,560)	(1,399,993)	—	(464,524)	(1,399,997)	(1,753,721)	(468,809)
Add year-end fair value of unvested awards granted in current year	1,654,387	—	248,826	1,836,407	—	594,280	1,707,759	—	894,111
Add year-over-year difference of year-end fair values for unvested awards granted in prior years	814,783	—	84,515	371,232	—	110,430	—	—	31,485
Add fair values at vest date for awards granted and vested in current years	—	—	—	—	—	—	—	4,120,514	48,015
Add (subtract) difference between prior year-end fair values and vest date fair values for awards granted in prior years	(35,891)	—	(18,396)	—	—	27,786	—	(492,368)	(27,860)
Subtract forfeitures during current year equal to prior year-end fair value	—	—	(256,277)	—	—	—	—	—	—
Add dividends or dividend equivalents not otherwise included in total compensation	46,720	—	5,093	14,175	—	3,257	—	—	—
Compensation Actually Paid	5,040,544	—	806,179	4,021,469	—	1,433,330	2,067,075	6,149,762	1,437,708

Non-PEO NEO Average Total Compensation Amount			$ 1,103,978	$ 1,162,101	$ 960,766
Non-PEO NEO Average Compensation Actually Paid Amount			$ 806,179	1,433,330	1,437,708
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The table below sets forth the amounts deducted from and added to the Summary Compensation Table total compensation to calculate CAP to Mr. Silberhorn and Mr. Puishys and average CAP to the Non-PEOs.

	2023			2022			2021
	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	4,030,529	—	1,103,978	3,199,648	—	1,162,101	1,759,313	4,275,337	960,766
Adjustments for Equity Awards
Subtract grant date values in Summary Compensation Table	(1,469,984)	—	(361,560)	(1,399,993)	—	(464,524)	(1,399,997)	(1,753,721)	(468,809)
Add year-end fair value of unvested awards granted in current year	1,654,387	—	248,826	1,836,407	—	594,280	1,707,759	—	894,111
Add year-over-year difference of year-end fair values for unvested awards granted in prior years	814,783	—	84,515	371,232	—	110,430	—	—	31,485
Add fair values at vest date for awards granted and vested in current years	—	—	—	—	—	—	—	4,120,514	48,015
Add (subtract) difference between prior year-end fair values and vest date fair values for awards granted in prior years	(35,891)	—	(18,396)	—	—	27,786	—	(492,368)	(27,860)
Subtract forfeitures during current year equal to prior year-end fair value	—	—	(256,277)	—	—	—	—	—	—
Add dividends or dividend equivalents not otherwise included in total compensation	46,720	—	5,093	14,175	—	3,257	—	—	—
Compensation Actually Paid	5,040,544	—	806,179	4,021,469	—	1,433,330	2,067,075	6,149,762	1,437,708

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]			The chart below presents a graphical comparison of the Company’s TSR to the Peer Group TSR for the three-year period.
Tabular List [Table Text Block]
The table below lists the most important financial measures used by the Company to link compensation actually paid to the Company’s PEO and non-PEO NEOs to Company performance during fiscal 2023.

Most Important Measures for Determining NEO Pay
Adjusted Earnings before Interest and Taxes (either Company or Business Segment) (Adjusted EBIT)
Return on Invested Capital
Net Sales

Total Shareholder Return Amount			$ 162.99	158.44	127.65
Peer Group Total Shareholder Return Amount			133.20	144.50	146.85
Net Income (Loss)			$ 87,900,000	$ 3,486,000	$ 15,436,000
Company Selected Measure Amount			124,281,000	81,165,000	88,614,000
Additional 402(v) Disclosure [Text Block]			This value is based on the Company’s TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending on the last trading day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Earnings before Interest and Taxes (either Company or Business Segment) (Adjusted EBIT)
Non-GAAP Measure Description [Text Block]			Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our PEO and non-PEO NEOs for fiscal 2023 to our performance, is adjusted earnings before interest and taxes ("Adjusted EBIT"), a non-GAAP measure which is further defined on page 35, and in Appendix A to this Proxy Statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Net Sales
Ty R. Silberhorn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 4,030,529	$ 3,199,648	$ 1,759,313
PEO Actually Paid Compensation Amount			$ 5,040,544	$ 4,021,469	2,067,075
PEO Name	Ty R. Silberhorn		Ty R. Silberhorn	Ty R. Silberhorn
Joseph F. Puishys [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 0	$ 0	4,275,337
PEO Actually Paid Compensation Amount			0	0	6,149,762
PEO Name		(2)Joseph F. Puishys
PEO [Member] | Ty R. Silberhorn [Member] | Grant date values in Summary Compensation Table, -1469984, 0, -361560, -1399993, 0, -464524, -1399997, -1753721, -468809 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,469,984)	(1,399,993)	(1,399,997)
PEO [Member] | Ty R. Silberhorn [Member] | Year-end fair value of unvested awards granted in current year, 1654387, 0, 248826, 1836407, 0, 594280, 1707759, 0, 894111 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,654,387	1,836,407	1,707,759
PEO [Member] | Ty R. Silberhorn [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years, 814783, 0, 84515, 371232, 0, 110430, 0, 0, 31485 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			814,783	371,232	0
PEO [Member] | Ty R. Silberhorn [Member] | Fair values at vest date for awards granted and vested in current years, 0, 0, 0, 0, 0, 0, 0, 4120514, 48015 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Ty R. Silberhorn [Member] | Difference between prior year-end fair values and vest date fair values for awards granted in prior years, -35891, 0, -18396, 0, 0, 27786, 0, -492368, -27860 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(35,891)	0	0
PEO [Member] | Ty R. Silberhorn [Member] | Forfeitures during current year equal to prior year-end fair value, 0, 0, -256277, 0, 0, 0, 0, 0, 0 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Ty R. Silberhorn [Member] | Dividends or dividend equivalents not otherwise included in total compensation, 46720, 0, 5093, 14175, 0, 3257, 0, 0, 0 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			46,720	14,175	0
PEO [Member] | Joseph F. Puishys [Member] | Grant date values in Summary Compensation Table, -1469984, 0, -361560, -1399993, 0, -464524, -1399997, -1753721, -468809 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(1,753,721)
PEO [Member] | Joseph F. Puishys [Member] | Year-end fair value of unvested awards granted in current year, 1654387, 0, 248826, 1836407, 0, 594280, 1707759, 0, 894111 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Joseph F. Puishys [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years, 814783, 0, 84515, 371232, 0, 110430, 0, 0, 31485 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Joseph F. Puishys [Member] | Fair values at vest date for awards granted and vested in current years, 0, 0, 0, 0, 0, 0, 0, 4120514, 48015 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	4,120,514
PEO [Member] | Joseph F. Puishys [Member] | Difference between prior year-end fair values and vest date fair values for awards granted in prior years, -35891, 0, -18396, 0, 0, 27786, 0, -492368, -27860 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(492,368)
PEO [Member] | Joseph F. Puishys [Member] | Forfeitures during current year equal to prior year-end fair value, 0, 0, -256277, 0, 0, 0, 0, 0, 0 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Joseph F. Puishys [Member] | Dividends or dividend equivalents not otherwise included in total compensation, 46720, 0, 5093, 14175, 0, 3257, 0, 0, 0 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Grant date values in Summary Compensation Table, -1469984, 0, -361560, -1399993, 0, -464524, -1399997, -1753721, -468809 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(361,560)	(464,524)	(468,809)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in current year, 1654387, 0, 248826, 1836407, 0, 594280, 1707759, 0, 894111 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			248,826	594,280	894,111
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years, 814783, 0, 84515, 371232, 0, 110430, 0, 0, 31485 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			84,515	110,430	31,485
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current years, 0, 0, 0, 0, 0, 0, 0, 4120514, 48015 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	48,015
Non-PEO NEO [Member] | Difference between prior year-end fair values and vest date fair values for awards granted in prior years, -35891, 0, -18396, 0, 0, 27786, 0, -492368, -27860 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(18,396)	27,786	(27,860)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value, 0, 0, -256277, 0, 0, 0, 0, 0, 0 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(256,277)	0	0
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in total compensation, 46720, 0, 5093, 14175, 0, 3257, 0, 0, 0 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 5,093	$ 3,257	$ 0